PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (unaudited)
1
Voya Russell™ Large Cap
Growth Index Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK : 98 .9%
Communication Services : 13 .6%
326,261
Alphabet, Inc. - Class A
$ 54,110,387
3 .9
273,392  Alphabet, Inc. - Class
C
45,708,409
3 .3
121,619  Meta Platforms, Inc.
- Class A
69,619,580
5 .0
23,749
(1)
Netflix, Inc.
16,844,453
1 .2
8,155
(1)
Spotify Technology SA
3,005,362
0 .2
189,288,191
13 .6
Consumer Discretionary : 13 .9%
24,255
(1)
Airbnb, Inc. - Class A
3,075,776
0 .2
515,640
(1)
Amazon.com, Inc.
96,079,201
6 .9
864
(1)
AutoZone, Inc.
2,721,635
0 .2
1,776
Booking Holdings, Inc.
7,480,725
0 .5
75,808
(1)
Chipotle Mexican Grill,
Inc.
4,368,057
0 .3
16,801
(1)
DoorDash, Inc. - Class
A
2,398,007
0 .2
43,935
Home Depot, Inc.
17,802,462
1 .3
6,696
(1)
Lululemon Athletica,
Inc.
1,816,960
0 .1
2,560
McDonald's Corp.
779,546
0 .1
41,257
NIKE, Inc. - Class B
3,647,119
0 .3
2,959
(1)
O'Reilly Automotive,
Inc.
3,407,584
0 .3
48,800
Starbucks Corp.
4,757,512
0 .3
154,267
(1)
Tesla, Inc.
40,360,875
2 .9
37,169
TJX Cos., Inc.
4,368,844
0 .3
193,064,303
13 .9
Consumer Staples : 3 .7%
123,466
Coca-Cola Co.
8,872,267
0 .6
24,805
Colgate-Palmolive Co.
2,575,007
0 .2
24,607  Costco Wholesale
Corp.
21,814,598
1 .6
4,617  Estee Lauder Cos.,
Inc. - Class A
460,269
0.0
7,669
Kimberly-Clark Corp.
1,091,145
0 .1
31,772
(1)
Monster Beverage
Corp.
1,657,545
0 .1
60,284
PepsiCo, Inc.
10,251,294
0 .7
29,206
Procter & Gamble Co.
5,058,479
0 .4
51,780,604
3 .7
Financials : 2 .2%
11,679
American Express Co.
3,167,345
0 .2
21,656  Apollo Global
Management, Inc.
2,705,051
0 .2
39,166
Blackstone, Inc.
5,997,490
0 .4
8,276
Charles Schwab Corp.
536,367
0 .1
10,114
(1)
Fiserv, Inc.
1,816,980
0 .1
4,708  Goldman Sachs
Group, Inc.
2,330,978
0 .2
10,764
KKR & Co., Inc.
1,405,563
0 .1
3,749  Marsh & McLennan
Cos., Inc.
836,364
0 .1
8,769
Moody's Corp.
4,161,680
0 .3
3,801
Morgan Stanley
396,216
0.0
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Financials: (continued)
27,351
Progressive Corp.
$ 6,940,590
0 .5
30,294,624
2 .2
Health Care : 7 .0%
42,482
AbbVie, Inc.
8,389,345
0 .6
23,187
Amgen, Inc.
7,471,083
0 .5
1,408
Cigna Group
487,787
0.0
6,335
(1)
Edwards Lifesciences
Corp.
418,047
0.0
2,065
Elevance Health, Inc.
1,073,800
0 .1
44,436
Eli Lilly & Co.
39,367,630
2 .8
2,564
HCA Healthcare, Inc.
1,042,087
0 .1
19,608
(1)
Intuitive Surgical, Inc.
9,632,822
0 .7
3,103
McKesson Corp.
1,534,185
0 .1
140,744
Merck & Co., Inc.
15,982,889
1 .2
487
(1)
Regeneron
Pharmaceuticals, Inc.
511,954
0.0
5,965
Stryker Corp.
2,154,916
0 .2
3,471  UnitedHealth Group,
Inc.
2,029,424
0 .2
7,175
(1)
Vertex
Pharmaceuticals, Inc.
3,336,949
0 .2
20,941
Zoetis, Inc.
4,091,453
0 .3
97,524,371
7 .0
Industrials : 3 .0%
5,704
3M Co.
779,737
0.0
21,172  Automatic Data
Processing, Inc.
5,858,928
0 .4
5,291
(1)
Boeing Co.
804,444
0.0
3,854
Caterpillar, Inc.
1,507,377
0 .1
18,208
Cintas Corp.
3,748,663
0 .3
45,106
(1)
Copart, Inc.
2,363,554
0 .2
12,990
General Electric Co.
2,449,654
0 .2
5,606  Honeywell
International, Inc.
1,158,816
0 .1
6,162
Illinois Tool Works, Inc.
1,614,875
0 .1
3,792
Lockheed Martin Corp.
2,216,652
0 .2
4,284  Trane Technologies
PLC
1,665,319
0 .1
610
TransDigm Group, Inc.
870,549
0 .1
111,518
(1)
Uber Technologies,
Inc.
8,381,693
0 .6
16,219
Union Pacific Corp.
3,997,659
0 .3
22,253  Waste Management,
Inc.
4,619,723
0 .3
42,037,643
3 .0
Information Technology : 54 .3%
24,609
(1)
Adobe, Inc.
12,742,048
0 .9
58,971
(1)
Advanced Micro
Devices, Inc.
9,675,962
0 .7
38,216  Amphenol Corp.
- Class A
2,490,155
0 .2
806,895
Apple, Inc.
188,006,535
13 .5
42,437
Applied Materials, Inc.
8,574,396
0 .6
14,295
(1)
Arista Networks, Inc.
5,486,707
0 .4
8,708
(1)
Atlassian Corp. - Class
A
1,382,918
0 .1
11,955
(1)
Autodesk, Inc.
3,293,363
0 .2

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (unaudited) (continued)
2
Voya Russell™ Large Cap
Growth Index Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Information Technology: (continued)
252,392
Broadcom, Inc.
$ 43,537,620
3 .1
15,126
(1)
Cadence Design
Systems, Inc.
4,099,600
0 .3
12,587
(1)
Crowdstrike Holdings,
Inc. - Class A
3,530,276
0 .3
2,383  Dell Technologies, Inc.
- Class C
282,481
0.0
28,575
(1)
Fortinet, Inc.
2,215,991
0 .2
15,156
Intuit, Inc.
9,411,876
0 .7
7,476
KLA Corp.
5,789,489
0 .4
7,249
Lam Research Corp.
5,915,764
0 .4
3,804  Marvell Technology,
Inc.
274,345
0.0
45,868  Mastercard, Inc.
- Class A
22,649,618
1 .6
412,799
Microsoft Corp.
177,627,410
12 .8
4,353  Motorola Solutions,
Inc.
1,957,239
0 .2
1,298,953
NVIDIA Corp.
157,744,852
11 .4
87,182
Oracle Corp.
14,855,813
1 .1
17,090
(1)
Palo Alto Networks,
Inc.
5,841,362
0 .4
58,140
Qualcomm, Inc.
9,886,707
0 .7
44,133
Salesforce, Inc.
12,079,643
0 .9
11,396
(1)
ServiceNow, Inc.
10,192,468
0 .7
17,542
(1)
Snowflake, Inc. - Class
A
2,014,874
0 .2
8,445
(1)
Synopsys, Inc.
4,276,464
0 .3
6,113
Texas Instruments, Inc.
1,262,762
0 .1
87,452
Visa, Inc. - Class A
24,044,927
1 .7
11,744
(1)
Workday, Inc. - Class A
2,870,351
0 .2
754,014,016
54 .3
Materials : 0 .6%
12,025
Ecolab, Inc.
3,070,343
0 .2
11,857
Sherwin-Williams Co.
4,525,461
0 .3
4,806
Southern Copper Corp.
555,910
0 .1
8,151,714
0 .6
Real Estate : 0 .5%
25,910
American Tower Corp.
6,025,630
0 .4
284
Equinix, Inc.
252,087
0.0
1,334
Public Storage
485,402
0 .1
6,763,119
0 .5
Utilities : 0 .1%
2,778  Constellation Energy
Corp.
722,336
0 .1
Total Common Stock
(Cost $254,297,449)
1,373,640,921
98 .9
Shares Value
Percentage
of Net
Assets
EXCHANGE-TRADED FUNDS : 0 .9%
58,567  iShares Russell Top
200 Growth ETF
$ 12,887,669
0 .9
Total Exchange-Traded
Funds
(Cost $12,512,065)
12,887,669
0 .9
Total Long-Term
Investments
(Cost $266,809,514)
1,386,528,590
99 .8
Shares RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 0 .2%
Mutual Funds : 0 .2%
3,421,000
(2)
BlackRock Liquidity
Funds, FedFund,
Institutional Class,
4.830%
(Cost $3,421,000) $ 3,421,000 0 .2
Total Short-Term
Investments
(Cost $3,421,000)
3,421,000
0 .2
Total Investments in
Securities
(Cost $270,230,514) $ 1,389,949,590 100 .0
Liabilities in Excess
of Other Assets (447,468) 0.0
Net Assets $ 1,389,502,122 100.0
(1)
Non-income producing security.
(2)
Rate shown is the 7-day yield as of September 30, 2024.

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (unaudited) (continued)
3
Voya Russell™ Large Cap
Growth Index Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of September 30, 2024 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
September 30,
2024
Asset Table
Investments, at fair value
Common Stock* $ 1,373,640,921 $ — $ — $ 1,373,640,921
Exchange-Traded Funds 12,887,669 — — 12,887,669
Short-Term Investments 3,421,000 — — 3,421,000
Total Investments, at fair value $ 1,389,949,590 $ — $ — $ 1,389,949,590
Other Financial Instruments+
Futures 97,486 — — 97,486
Total Assets $ 1,390,047,076 $ — $ — $ 1,390,047,076
*
For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.
+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options.
Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument.
OTC swaps and written options are valued at the fair value of the instrument.
At September 30, 2024, the following futures contracts were outstanding for Voya Russell™ Large Cap Growth Index Portfolio:
Description
Number
of Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation
Long Contracts:
S&P 500 E-Mini 11 12/20/24 $ 3,197,838 $ 97,486
$ 3,197,838 $ 97,486
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 1,123,238,534
Gross Unrealized Depreciation (3,519,459)
Net Unrealized Appreciation $ 1,119,719,075